CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue	$ 15,420	$ 4,111
Cost of revenue	15,537	5,513
Gross margin	(117)	(1,402)
Operating expenses:
Sales and marketing	2,667	4,397
Research and development	4,407	3,395
General and administrative expenses	2,692	3,004
Total operating expenses	9,766	10,796
Loss from operations	(9,883)	(12,198)
Other income (expense), net:
Interest expense	(6,233)	(4,369)
Change in fair value of warrant liabilities	(66,397)	1,009
Other expenses, net	(40)	(1,913)
Total other income (expense)	(72,670)	(5,273)
Loss before income taxes	(82,553)	(17,471)
Income tax expense	0	0
Net loss	$ (82,553)	$ (17,471)
Net loss per share attributable to common shareholders, basic (in dollars per share)	$ (6.73)	$ (2.97)
Net loss per share attributable to common shareholders, diluted (in dollars per share)	$ (6.73)
Weighted-average shares used in computing net loss per share, basic (in shares)	12,263,160	9,075,646
Weighted-average shares used in computing net loss per share, diluted (in shares)	12,263,160
Service revenue
Revenue	$ 4,881	$ 3,393
Cost of revenue	6,905	4,762
Hardware
Revenue	10,539	718
Cost of revenue	$ 8,632	$ 751